POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in other comprehensive income
Total expense (gain) recognized in other comprehensive income	$ (264)	$ 90	$ 95
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Current service cost	20	14
Net interest expense	13	15
Administrative expense	7	7
Total expense recognized in profit and loss	40	36
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	(170)	(108)
Actuarial (gains) and losses arising from changes in demographic assumptions	16	(19)
Actuarial (gains) and losses arising from changes in financial assumptions	(89)	213
Actuarial (gains) and losses arising from experience adjustments	(6)	4
Total expense (gain) recognized in other comprehensive income	(249)	90
Total expense (gain) recognized in comprehensive income	(209)	126
Post-employment plan
Disclosure of defined benefit plans [line items]
Current service cost	1	2
Net interest expense	2	2
Administrative expense	0	0
Total expense recognized in profit and loss	3	4
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial (gains) and losses arising from changes in demographic assumptions	(9)	0
Actuarial (gains) and losses arising from changes in financial assumptions	(3)	3
Actuarial (gains) and losses arising from experience adjustments	(3)	(3)
Total expense (gain) recognized in other comprehensive income	(15)	0
Total expense (gain) recognized in comprehensive income	$ (12)	$ 4